Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales (note 22)	$ 56,841,892	$ 33,401,426	$ 84,197,182
Cost of sales - (exclusive of depreciation of land-use rights and amortization of licenses and permits of $290,526 (2010 - $546,623; 2009 - $418,867) (note 5)	21,127,410	16,718,727	20,063,361
Gross profit	35,714,482	16,682,699	64,133,821
Selling, general and administrative expenses (note 12)	22,372,095	18,885,270	18,165,201
Provision for doubtful accounts	(166,865)	1,921,493	17,744
Research and development expenses - net of $686,258 (2010 - $43,278;2009 - $251,436) in government research grants	9,006,550	8,507,796	4,405,618
Depreciation of property, plant and equipment and amortization of licenses and permits	1,436,944	1,411,053	692,696
Government grants recognised as income	(763,677)	(1,924,134)	(1,295,563)
Total operating expenses	31,885,047	28,801,478	21,985,696
Operating income (loss)	3,829,435	(12,118,779)	42,148,125
Interest and financing expenses - net of $595,883 (2010 - $147,520; 2009 - $321,596) in government grants	(384,560)	(1,178,072)	(534,455)
Interest income	1,397,141	1,132,907	143,464
Other income (expenses)	279,866	95,744	(33,550)
Loss on disposal and write down of equipment	(454,973)	(1,237,685)	(169,678)
Income (loss) before income taxes and non-controlling interests	4,666,909	(13,305,885)	41,553,906
Income tax recovery (expenses) (note 10)	(5,066,603)	703,882	(11,140,521)
Consolidated net income (loss)	(399,694)	(12,602,003)	30,413,385
Less: income (loss) attributable to non-controlling interests	445,002	(4,094,659)	10,454,997
Net income (loss) attributable to stockholders	(844,696)	(8,507,344)	19,958,388
Net income (loss)	(399,694)	(12,602,003)	30,413,385
Other comprehensive income
Foreign currency translation adjustment	3,639,992	3,547,617	99,473
Total comprehensive income (loss)	3,240,298	(9,054,386)	30,512,858
Less: comprehensive income (loss) attributable to non-controlling interests	973,562	(3,205,680)	10,472,499
Comprehensive income (loss) attributable to stockholders	$ 2,266,736	$ (5,848,706)	$ 20,040,359
Earnings (loss) per share (note 21)
- basic (in dollars per share)	$ (0.02)	$ (0.16)	$ 0.47
- diluted (in dollars per share)	$ (0.02)	$ (0.16)	$ 0.46
Weighted average number of shares of common stock outstanding
- Basic (in shares)	54,608,919	53,064,968	42,580,945
- Diluted (in shares)	54,608,919	53,064,968	42,975,007